TRADE ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Third Party
Total third-parties, net	¥ 41,748,478	$ 6,562,763	¥ 26,686,888
Related Party.
Allowance for credit losses	(6,231,563)	(979,587)	(4,332,984)
Total related-party, net			0
Third Party.
Third Party
Trade accounts receivable	42,135,448	6,623,593	31,669,331
Allowance for credit losses	(386,970)	(60,830)	(4,982,443)
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Related Party.
Total related-party, net	¥ 6,231,563	$ 979,587	¥ 4,332,984